Income Tax - Schedule of Provision for Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
State				$ 1,506	$ 800
Total				1,506	800
Deferred
Provision for income tax	$ 199	$ 1,478	$ 800	$ 1,506	$ 800